Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes [Text Block]

Note 16 – Income Taxes

The aggregate amount of income taxes included in the Consolidated Statements of Income and the Consolidated Statements of Equity for the years ended December 31, were as follows:

(Dollars in thousands)	2013	2012	2011
Consolidated Statements of Income:
Income tax expense/(benefit) related to continuing operations	$(32,169)	$(85,262)	$15,836
Income tax expense/(benefit) related to discontinued operations	343	93	(11,456)
Consolidated Statements of Equity:
Income tax expense/(benefit) related to:
Pension and postretirement plans	39,394	(2,875)	(15,084)
Unrealized gains/(losses) on investment securities available-for-sale	(41,761)	(7,525)	13,818
Share-based compensation	1,569	4,140	5,771
Total	$(32,624)	$(91,429)	$8,885

The components of income tax expense/(benefit) related to continuing operations for the years ended December 31, were as follows:

(Dollars in thousands)	2013	2012	2011
Current:
Federal	$(9,011)	$(5,304)	$(29,507)
State	(13,792)	(9,725)	6,196
Foreign	10	33	-
Deferred:
Federal	4,169	(59,417)	49,254
State	(13,508)	(10,848)	(10,107)
Foreign	(37)	(1)	-
Total	$(32,169)	$(85,262)	$15,836

A reconciliation of expected income tax expense/(benefit) at the federal statutory rate of 35% to the total income tax expense from continuing operations follows:

(Dollars in thousands)	2013	2012	2011
Federal income tax rate	35%	35%	35%
Tax computed at statutory rate	$2,923	$(35,597)	$52,447
Increase/(decrease) resulting from:
State income taxes	(2,556)	(4,234)	(2,542)
Bank owned life insurance ("BOLI")	(6,646)	(7,428)	(6,757)
401(k) - employee stock ownership plan ("ESOP")	(568)	(155)	(210)
Tax-exempt interest	(5,094)	(4,469)	(3,732)
Non-deductible expenses	963	1,175	1,470
Tax credits	(13,340)	(18,125)	(23,494)
Subsidiary liquidation	-	(6,733)	-
Change in valuation allowance - DTA	(4,427)	-	-
Other changes in unrecognized tax benefits	(5,106)	(8,981)	(3,884)
Other	1,682	(715)	2,538
Total	$(32,169)	$(85,262)	$15,836
Certain previously reported amounts have been reclassified to agree with current presentation.

A deferred tax asset (“DTA”) or deferred tax liability (“DTL”) is recognized for the tax consequences of temporary differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax consequence is calculated by applying enacted statutory tax rates, applicable to future years, to these temporary differences. In order to support the recognition of the DTA, FHN's management must believe that the realization of the DTA is more likely than not. FHN evaluates the likelihood of realization of the DTA based on both positive and negative evidence available at the time, including (as appropriate) scheduled reversals of DTLs, projected future taxable income, tax planning strategies, and recent financial performance. Realization is dependent on generating sufficient taxable income prior to the expiration of the carryforwards attributable to the DTA. In projecting future taxable income, FHN incorporates assumptions including the estimated amount of future state and federal pretax operating income, the reversal of temporary differences, and the implementation of feasible and prudent tax planning strategies. These assumptions require significant judgment about the forecasts of future taxable income and are consistent with the plans and estimates used to manage the underlying business.

As of December 31, 2013, the gross DTA is $463.5 million. The gross DTL is $130.0 million as of December 31, 2013. Management has assessed the ability to realize the gross DTA based on positive and negative evidence and on the basis of this evaluation, a valuation allowance of $57.8 million was recorded as of December 31, 2013. The valuation allowance is attributable to certain state net operating loss ("NOL") carryforwards of $5.9 million and to capital loss carryforwards of $51.9 million. Management believes it is more likely than not that the benefit of the capital loss carryover to 2014 will not be realized because there is uncertainty as to whether FHN will generate capital gains over the five year carryforward period. The DTA after the valuation allowance is $405.7 million as of December 31, 2013. Although realization is not assured, FHN believes that its ability to realize the net DTA is more likely than not.

Temporary differences which gave rise to deferred tax assets and deferred tax liabilities on December 31, 2013 and 2012 were as follows:

(Dollars in thousands)	2013	2012
Deferred tax assets:
Loss reserves	$94,170	$103,701
Employee benefits	97,246	132,906
Investment in partnerships	29,856	29,044
Foreclosed property	901	2,541
Accrued expenses	25,158	24,686
Investment in debt securities (ASC 320)	6,874	-
Capital loss carryforwards	51,876	58,453
Credit carryforwards	98,919	89,503
Federal NOL carryforwards	4,184	9,563
State NOL carryforwards	29,422	27,980
Unrecognized tax benefits	3,103	7,897
Other	21,760	13,715
Gross deferred tax assets	463,469	499,989
Valuation allowance	(57,752)	(69,692)
Deferred tax assets after valuation allowance	$405,717	$430,297
Deferred tax liabilities:
Capitalized mortgage servicing rights	$25,245	$31,341
Depreciation and amortization	46,209	47,681
Federal Home Loan Bank stock	17,426	17,388
Investment in debt securities (ASC 320)	-	35,175
Other intangible assets	28,417	25,187
Prepaid expenses	9,752	11,790
Other	2,958	473
Gross deferred tax liabilities	130,007	169,035
Net deferred tax assets	$275,710	$261,262

The total unrecognized tax benefits ("UTB") at December 31, 2013 and December 31, 2012, was $6.6 million and $17.6 million, respectively. FHN is currently in audit in several jurisdictions. It is reasonably possible that the UTB could decrease by $4.1 million during 2014 if audits are completed and settled and if the applicable statutes of limitations expire as scheduled. FHN recognizes interest accrued and penalties related to UTB within income tax expense. FHN had approximately $2.0 million and $4.5 million accrued for the payment of interest as of December 31, 2013 and December 31, 2012, respectively.

The rollforward of unrecognized tax benefits is shown below:

(Dollars in thousands)
Balance at December 31, 2011	$32,976
Increases related to prior year tax positions	250
Decreases related to prior year tax positions	-
Settlements	(5,202)
Lapse of statutes	(10,386)
Balance at December 31, 2012	$17,638
Increases related to prior year tax positions	-
Decreases related to prior year tax positions	(1,688)
Settlements	(7,386)
Lapse of statutes	(1,943)
Balance at December 31, 2013	$6,621